Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012
Service | BlackRock Total Return Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.44%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.45%	[1]
Other	rr_Component2OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[1],[2]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Annual Return 2002	rr_AnnualReturn2002	8.34%
Annual Return 2003	rr_AnnualReturn2003	4.21%
Annual Return 2004	rr_AnnualReturn2004	3.95%
Annual Return 2005	rr_AnnualReturn2005	2.03%
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	4.82%
Annual Return 2008	rr_AnnualReturn2008	(11.41%)
Annual Return 2009	rr_AnnualReturn2009	15.95%
Annual Return 2010	rr_AnnualReturn2010	9.75%
Annual Return 2011	rr_AnnualReturn2011	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
1 Year	rr_AverageAnnualReturnYear01	4.30%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Service | BlackRock Total Return Fund | Service Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Service | BlackRock Total Return Fund | Service Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Service | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Total Return Fund (the "Fund") is to realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,771% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1771.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Both U.S. and foreign companies and governments may issue these securities. Under normal circumstances, the Fund invests at least 80% of its assets in bonds and invests primarily in investment grade fixed-income securities. The Fund may invest in fixed-income securities of any duration or maturity.

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund's net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S dollar-denominated securities of foreign issuers without limit. The Fund may also invest in derivative securities for hedging purposes or to increase the return on its investments. The Fund may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities. The Fund may also enter into dollar rolls.

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies or in unrated securities of equivalent credit quality.

The Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio, the Master Total Return Portfolio (the "Master Portfolio"), a series of the Master Bond LLC (the "Master LLC"), a mutual fund that has the same investment objectives and strategies as the Fund. All investments will be made at the level of the Master Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Master Portfolio in which it invests. For simplicity, this prospectus uses the term "Fund" to include the Master Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

■  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■  Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

■  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

■  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

■  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

■  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

■  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

■  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

■  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund's portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price.

■  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

■  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

■  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■  Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

■  Structured Notes Risk — Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Barclays Capital U.S. Aggregate Bond Index. Effective September 24, 2007, the Fund reorganized with BlackRock Total Return Portfolio (the "Predecessor Fund"), a series of BlackRock Funds II (the "Reorganization"), and the Predecessor Fund's performance and financial history has been adopted by the Fund and will be used going forward from the date of the Reorganization. The information below is based on the performance information of the combined fund resulting from the Reorganization and that of the Predecessor Fund prior to the Reorganization (adjusted as necessary to reflect the fees applicable to Service Shares of the Fund). Prior to September 24, 2007, Service Share performance results are those of Investor A Shares of the Predeccessor Fund restated to reflect Service Share fees. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Service Shares ANNUAL TOTAL RETURNS BlackRock Total Return Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.15% (quarter ended September 30, 2009) and the lowest return for a quarter was -6.93% (quarter ended September 30, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Service | BlackRock Total Return Fund | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of Master Total Return Portfolio (the "Master Portfolio").
[2]	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.07% of the Master Portfolio's average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.37% of the Fund's average daily net assets for an overall management fee rate paid by the Fund of 0.44%. However, BlackRock has contractually agreed to waive the Fund's management fee in the amount of the Fund's share of the management fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund's average daily net assets. In addition, as described in the "Management of the Fund" section of the Fund's prospectus on page 24, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.85% of average daily net assets until February 1, 2013. These contractual agreements may be terminated upon 90 days' notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.